NOTE 2 - BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Notes
NOTE 2 - BASIS OF PRESENTATION

NOTE 2 – BASIS OF PRESENTATION

Going Concern

The Company had a net loss of $9,105,729 and $11,510,166 during the years ended December 31, 2020 and 2019, respectively.

In addition, the Company had a working capital deficiency of $11,226,100 and a stockholders’ deficiency of $11,310,614 at December 31, 2020. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or that funds will be available from external sources such as debt or equity financings or other potential sources. The lack of additional capital resulting from the inability to generate cash flow from operations or to raise capital from external sources would force the Company to substantially curtail or cease operations and would, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any such required funds, if available, will be available on attractive terms or that they will not have a significant dilutive effect on the Company’s existing shareholders.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset- carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt or equity or some combination thereof. There can be no assurances that the Company will be able to raise the additional funds it requires.

During the year ended December 31, 2020, the Company received proceeds of $400,866 from the issuance of Common Stock, $830,400 from the exercise of Common Stock Warrants, $2,735,000 from the proceeds from the sale of Participation Agreements and related warrants; $121,700 in Loans Payable, Other and $129,000 in proceeds from loans payable – related party.